PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PREPAID EXPENSES AND OTHER ASSETS
Funds receivable from external payment network providers		¥ 295,032	¥ 855,363
Loan to third parties		172,071
Funds receivable from insurance and guarantee companies		141,323
Prepaid VAT and surcharge tax		45,872	162,996
Prepaid expense		31,612	23,447
Others		43,386	27,184
Total	$ 106,073	¥ 729,296	¥ 1,068,990